Cover	May 10, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 10, 2023
Entity Registrant Name	AppHarvest, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39288
Entity Tax Identification Number	84-5042965
Entity Address, Address Line One	500 Appalachian Way
Entity Address, City or Town	Morehead
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40351
City Area Code	606
Local Phone Number	653-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001807707
Common Stock, $0.0001 par value per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	APPH
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	APPHW
Security Exchange Name	NASDAQ